Acquisitions - Additional Information (Detail) ¥ in Millions, $ in Millions	Mar. 31, 2022 JPY (¥)	Aug. 09, 2021 JPY (¥)	Aug. 09, 2021 USD ($)	Mar. 31, 2021 JPY (¥)
Disclosure Of Business Combinations [Line Items]
Goodwill recognised		¥ 81,250
Other Acquisitions
Disclosure Of Business Combinations [Line Items]
Fair value of total consideration transferred	¥ 175,878			¥ 18,258
Contingent consideration recognised	0			0
Goodwill recognised	116,394			15,679
Identifiable intangible assets recognised	¥ 64,348			¥ 6,061
Ellation Holdings, Inc [Member]
Disclosure Of Business Combinations [Line Items]
Fair value of total consideration transferred		¥ 135,938	$ 1,237
Percentage of voting equity interests acquired		100.00%	100.00%